PRODUCTION PREPAYMENT (Details) - USD ($) $ in Thousands	Jul. 31, 2017	Apr. 23, 2018	Dec. 31, 2017
PRODUCTION PREPAYMENT
Production prepayment	$ 30,000	$ 11,800	$ 18,194
Production prepayment, per annum interest rate	10.00%